May 23, 2002

Report to Fellow Shareholders:

The stock market continues to muddle along in a trendless fashion with improving economic conditions on the positive side tempered by uncertainty over world peace, corporate accounting and SEC investigations. Even as consumers continue to propel the economy, corporate profitability remains weak. Investors remain nervous preferring to put their money in real estate or bonds. For the one-year period ended March 31, 2002, Nicholas II had a 9.20% return compared to 0.24% and 13.98% for the Standard & Poor’s 500 Index and the Russell 2000 Index, respectively.

Returns for Nicholas II, Inc. and selected indices are provided in the chart below for the periods ended March 31, 2002.

		Average Annual Total Return*

	6 Month	1 Year	5 Year	10 Year	15 Year
Nicholas II, Inc.	15.18%	9.20%	6.82%	9.71%	9.72%
Russell 2000 Index	25.91%	13.98%	9.52%	11.14%	9.44%
Morningstar Mid-Cap Growth Category	16.67%	(1.99)%	9.64%	10.32%	9.73%
Standard & Poor’s 500 Index	11.00%	.24%	10.17%	13.25%	12.30%
Ending value of $10,000 invested in Nicholas II, Inc.
(Distributions Reinvested)	$11,518	$10,920	$13,908	$25,262	$40,224

Small-cap value stocks continue to outperform all other categories as large companies struggle with slowing revenues and bloated cost structures that built up over the late 1990’s. Technology and telecommunication stocks continue to languish due to overcapacity and reduced demand, while consumer stocks continue to perform well as consumers continue to spend. We remain committed to our balanced approach by taking advantage of low prices in technology, telecommunication and pharmaceutical’s while maintaining exposure to consumer, health care services and financial stocks. The current breakdown of the portfolio consists of approximately 20% consumer, 14% financial, 19% health care, 16% industrial, 14% technology, 3% telecommunication and 7% cash. The market has now turned 180 degrees from 1999 in its love for technology stocks, which now have the aura of "never going to grow again." The new love of the market at the current time is old economy stocks. How things change!

Thank you for your continued support.

Sincerely,

David O. Nicholas

Portfolio Manager

* Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost.

Financial Highlights
Per Share Operating Performance (For a share outstanding throughout each period)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                           Six Months
                                             Ended
                                            March 31,                 Year ended September 30,
                                              2002       --------------------------------------------------------
                                           (unaudited)       2001       2000       1999       1998       1997
                                           -----------      ------     ------     ------     ------     ------
NET ASSET VALUE, BEGINNING OF PERIOD         $17.54         $36.58     $31.83     $34.78     $40.65     $33.34
  INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net investment income (loss)...........      (.02)          (.01)       .01        .01        .13        .08
  Net gain (loss) on securities
     (realized and unrealized)...........      2.69          (5.91)      5.22       1.18      (.69)      10.47
                                             ------         ------     ------     ------     ------     ------
   Total from investment operations......      2.67          (5.92)      5.23       1.19      (.56)      10.55
                                             ------         ------     ------     ------     ------     ------
  LESS DISTRIBUTIONS
  From net investment income.............        --            --        (.01)      (.13)      (.08)      (.08)
  From net capital gain..................      (.58)        (13.12)      (.47)     (4.01)     (5.23)     (3.16)
                                             ------         ------     ------     ------     ------     ------
     Total distributions.................      (.58)        (13.12)      (.48)     (4.14)     (5.31)     (3.24)
                                             ------         ------     ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD...........    $19.63         $17.54     $36.58     $31.83     $34.78     $40.65
                                             ------         ------     ------     ------     ------     ------
                                             ------         ------     ------     ------     ------     ------
TOTAL RETURN.............................    15.18%**    (20.89)%     16.49%      2.50%    (1.66)%     34.94%
SUPPLEMENTAL DATA:
Net assets, end of period (millions).....    $548.3         $512.0     $775.4     $874.1     $960.0     $994.4
Ratio of expenses to average net assets..      .65%*          .62%       .62%       .61%       .59%       .61%
Ratio of net investment income (loss)
  to average net assets..................     (.19)%*        (.03)%      .02%       .03%       .33%       .23%
Portfolio turnover rate..................    43.26%*        49.92%     65.46%     21.03%     20.47%     30.21%
  *Annualized.
 **Not annualized.
The accompanying notes to financial statements are an integral part of these financial statements.

-------------------------------------------------------------------------------
Top Ten Portfolio Holdings
March 31, 2002 (unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                             Percentage
Name                                                        of Net Assets
----                                                      ----------------
Boston Scientific Corporation ............................      2.75%
Renal Care Group, Inc. ...................................      2.65%
International Speedway Corporation - Class A .............      2.64%
Clear Channel Communications, Inc. .......................      2.56%
Plantronics, Inc. ........................................      2.52%
ACE Limited ..............................................      2.40%
Guidant Corporation ......................................      2.37%
Fiserv, Inc. .............................................      2.31%
National Commerce Financial Corporation ..................      2.26%
Apache Corporation .......................................      2.12%
                                                              -------
Total of top ten .........................................     24.58%
                                                              -------
                                                              -------

Schedule of Investments
March 31, 2002 (unaudited)
-------------------------------------------------------------------------------
----------------------------------------------------------------------------
 Shares or                                                 Quoted
 Principal                                                 Market
 Amount                                                     Value
----------                                                ---------
                                                         (Note 1(a))
COMMON STOCKS - 92.32%
            Consumer Discretionary -
             Auto & Components -- 0.56%
   55,600   Harley-Davidson, Inc. ..................... $  3,065,228
                                                        ------------

            Consumer Discretionary -
             Hotels, Restaurants & Leisure -- 4.38%
  316,926   International Speedway  Corporation
             Corporation -- Class A ...................   14,483,518
  200,000   Outback Steakhouse, Inc. * ................    7,154,000
   40,000   Tricon Global Restaurants, Inc. * .........    2,351,200
                                                        ------------
                                                          23,988,718
                                                        ------------
            Consumer Discretionary -
             Media -- 10.08%
  272,865   Clear Channel Communications, Inc. * ......   14,027,990
  240,000   EchoStar Communications
             Corporation -- Class A * .................    6,796,800
  502,500   General Motors Corporation
             -- Class H * .............................    8,266,125
  220,000   Lamar Advertising Company * ...............    8,936,400
  535,000   Liberty Media Corporation -- Class A * ....    6,762,400
  330,000   USA Networks, Inc. * ......................   10,484,100
                                                        ------------
                                                          55,273,815
                                                        ------------
            Consumer Discretionary -
             Retail -- 3.90%
  120,000   BJ's Wholesale Club, Inc. * ...............    5,364,000
   85,600   Kohl's Corporation * ......................    6,090,440
  315,000   O'Reilly Automotive, Inc. * ...............    9,944,550
                                                        ------------
                                                          21,398,990
                                                        ------------
            Consumer Staples - Food & Drug
             Retail -- 1.37%
  179,148   CVS Corporation ...........................    6,150,151
   50,000   Hormel Foods Corporation ..................    1,367,500
                                                        ------------
                                                           7,517,651
                                                        ------------
            Energy -- 4.27%
  204,500   Apache Corporation ........................   11,631,960
  100,000   BJ Services Company * .....................    3,447,000
  110,000   GlobalSantaFe Corporation .................    3,597,000
   50,000   Nabors Industries, Inc. * .................    2,112,500
   63,000   Noble Drilling Corporation * ..............    2,607,570
                                                        ------------
                                                          23,396,030
                                                        ------------
            Financials - Banks -- 5.71%
  165,545   Fifth Third Bancorp .......................   11,170,977
  125,000   Marshall & Ilsley Corporation .............    7,780,000
  445,000   National Commerce Financial Corporation ...   12,371,000
                                                        ------------
                                                          31,321,977
                                                        ------------
            Financials - Insurance -- 8.65%
  315,000   ACE Limited ...............................   13,135,500
   76,500   Everest Re Group, Ltd. ....................    5,304,510
  188,800   Nationwide Financial Services, Inc. .......    8,080,640
  365,000   Protective Life Corporation ...............   11,380,700
   33,300   SAFECO Corporation ........................    1,066,932
  342,000   Willis Group Holdings Limited * ...........    8,447,400
                                                        ------------
                                                          47,415,682
                                                        ------------
            Health Care - Equipment -- 7.36%
  338,500   Apogent Technologies Inc. * ...............    8,354,180
  600,000   Boston Scientific Corporation * ...........   15,054,000
  300,500   Guidant Corporation * .....................   13,017,660
  140,000   Waters Corporation * ......................    3,915,800
                                                        ------------
                                                          40,341,640
                                                        ------------
            Health Care - Services -- 6.26%
   23,252   Cardinal Health, Inc. .....................    1,648,334
  315,883   Health Management Associates, Inc.
             -- Class A * .............................    6,548,255
  148,800   Patterson Dental Company * ................    6,507,024
  195,000   Priority Healthcare Corporation * .........    5,071,950
  442,500   Renal Care Group, Inc. * ..................   14,514,000
                                                        ------------
                                                          34,289,563
                                                        ------------
            Health Care - Pharmaceuticals
             & Biotechnology -- 5.14%
  160,000   Biogen, Inc. * ............................    7,849,600
   15,000   Biotech HOLDRS Trust ......................    1,797,150
   60,000   Invitrogen Corporation * ..................    2,059,200
  110,000   King Pharmaceuticals, Inc. * ..............    3,851,100
  124,000   MedImmune, Inc. * .........................    4,876,920
  330,326   Shire Pharmaceuticals Group PLC * .........    7,753,081
                                                        ------------
                                                          28,187,051
                                                        ------------
            Industrials - Capital Goods -- 2.74%
   69,500   Fastenal Company ..........................    5,234,740
  110,000   Molex Incorporated -- Class A .............    3,364,900
  315,000   Vishay Intertechnology, Inc. * ............    6,407,100
                                                        ------------
                                                          15,006,740
                                                        ------------
            Industrials Commercial Services
             & Supplies -- 11.83%
  216,000   ARAMARK Corporation -- Class B * ..........    5,702,400
  169,953   ChoicePoint Inc. * ........................    9,789,293
  147,500   Cintas Corporation ........................    7,354,350
  100,000   Concord EFS, Inc. * .......................    3,325,000
  275,937   Fiserv, Inc. * ............................   12,690,342
  450,000   IMS Health Incorporated ...................   10,102,500
  132,500   Paychex, Inc. .............................    5,260,250
  360,000   Robert Half International Inc. * ..........   10,627,200
                                                        ------------
                                                          64,851,335
                                                        ------------
            Industrials - Transportation -- 1.89%
  170,000   Expeditors International of
             Washington, Inc. .........................   10,370,000
                                                        ------------
            Information Technology - Communication
             Equipment -- 2.31%
  380,000   ADC Telecommunications, Inc. * ............    1,546,600
  310,000   Harris Corporation ........................   11,132,100
                                                        ------------
                                                          12,678,700
                                                        ------------
            Information Technology -
             Hardware -- 6.76%
  130,000   Black Box Corporation * ...................    6,294,600
  135,000   Jabil Circuit, Inc. * .....................    3,176,550
  240,000   LSI Logic Corporation * ...................    4,080,000
   62,500   Microchip Technology Incorporated * .......    2,614,375
  661,400   Plantronics, Inc. * .......................   13,836,488
  130,000   Zebra Technologies Corporation -- Class A *    7,031,700
                                                        ------------
                                                          37,033,713
                                                        ------------
            Information Technology - Software
             & Services -- 4.51%
  302,500   BEA Systems, Inc. * .......................    4,147,275
  100,000   Business Objects S.A. * ...................    4,396,000
  180,300   Check Point Software Technologies Ltd. * ..    5,481,120
  420,000   Keane, Inc. * .............................    7,161,000
  225,000   Rational Software Corporation * ...........    3,561,750
                                                        ------------
                                                          24,747,145
                                                        ------------
            Telecommunication Services -- 3.31%
  260,000   AirGate PCS, Inc. * .......................    3,640,000
  100,000   American Tower Corporation -- Class A * ...      541,000
  347,590   Qwest Communications International Inc. ...    2,857,190
1,040,000   Sprint Corporation (PCS Group) * ..........   10,701,600
   28,000   Sprint Corporation (FON Group) ............      428,120
                                                        ------------
                                                          18,167,910
                                                        ------------
            Utilities -- 1.29%
   95,000   MDU Resources Group, Inc. .................    2,945,000
  145,000   TECO Energy, Inc. .........................    4,151,350
                                                        ------------
                                                           7,096,350
                                                        ------------
              TOTAL COMMON STOCKS
               (cost $369,028,041) ....................  506,148,238
                                                        ------------
SHORT-TERM INVESTMENTS -- 6.37%
            Commercial Paper -- 5.64%
1,250,000   Marcus Corporation (The)
             2.20%, due April 1, 2002 .................    1,250,000
2,500,000   General Mills, Inc.
             2.08%, due April 2, 2002 .................    2,499,856
2,500,000   Viacom Inc.
             2.10%, due April 3, 2002 .................    2,499,708
2,000,000   General Mills, Inc.
             2.13%, due April 4, 2002 .................    1,999,645
1,285,000   Viacom Inc.
             2.10%, due April 5, 2002 .................    1,284,700
2,000,000   Fiserv, Inc.
             2.10%, due April 8, 2002 .................    1,999,184
1,000,000   Fiserv, Inc.
             2.10%, due April 9, 2002 .................      999,533
1,000,000   Fiserv, Inc.
             2.10%, due April 9, 2002 .................      999,533
2,000,000   Viacom Inc.
             2.10%, due April 11, 2002 ................    1,998,833
3,000,000   Marcus Corporation (The)
             2.20%, due April 12, 2002 ................    2,997,983
1,500,000   Marcus Corporation (The)
             2.20%, due April 16, 2002 ................    1,498,625
1,000,000   Fiserv, Inc.
             2.10%, due April 17, 2002 ................      999,067
3,150,000   ConAgra Foods, Inc.
             2.02%, due April 18, 2002 ................    3,146,995
2,500,000   Fiserv, Inc.
             2.10%, due April 19, 2002 ................    2,497,375
2,250,000   ConAgra Foods, Inc.
             2.02%, due April 22, 2002 ................    2,247,349
2,000,000   Marcus Corporation (The)
             2.20%, due April 29, 2002 ................    1,996,578
                                                        ------------
                                                          30,914,964
                                                        ------------
            Variable Rate Demand Note -- 0.73%
4,040,039   Firstar Bank U.S.A., N.A.
             1.66%, due April 1, 2002 .................    4,040,039
                                                        ------------
                TOTAL SHORT-TERM
                 INVESTMENTS
                 (cost $34,955,003) ...................   34,955,003
                                                        ------------
                TOTAL INVESTMENTS
                 (cost $403,983,044) -- 98.69% ........  541,103,241
                                                        ------------
            OTHER ASSETS,
             NET OF LIABILITIES -- 1.31% ..............    7,161,777
                                                        ------------
                TOTAL NET ASSETS
                 (Basis of percentages
                 disclosed above) -- 100% ............. $548,265,018
                                                        ------------
* Nondividend paying security.
 The accompanying notes to financial statements are an integral part of this schedule.

Historical Record (unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                               Net Investment                        Dollar         Growth of
                                  Net             Income       Capital Gain         Weighted        an Initial
                               Asset Value     Distributions   Distributions     Price/Earnings      $10,000
                                Per Share        Per Share       Per Share          Ratio**        Investment***
                               -----------     --------------  -------------     --------------     ----------
October 17, 1983*............   $10.00            $  ---           $ ---             ---              $10,000
September 30, 1984...........    11.66               ---             ---             12.6 times        11,660
September 30, 1985...........    14.39             0.0930          0.1860            11.7              14,742
September 30, 1986...........    16.90             0.1630          0.0610            15.0              17,581
September 30, 1987...........    21.01             0.4200          0.5130            20.9              23,108
September 30, 1988...........    18.58             0.3380          1.3030            15.0              22,766
September 30, 1989...........    21.76             0.3350          0.0800            17.1              27,291
September 30, 1990...........    17.39             0.3124          0.6686            14.8              22,888
September 30, 1991...........    23.87             0.3422          0.1434            17.8              32,250
September 30, 1992...........    24.53             0.2447          0.4042            17.3              34,052
September 30, 1993...........    26.94             0.2350          0.8000            18.1              38,885
September 30, 1994...........    26.71             0.2000          1.4700            18.5              41,020
September 30, 1995...........    30.07             0.2056          1.8944            20.8              50,205
September 30, 1996...........    33.34             0.1750          2.4979            28.9              60,922
September 30, 1997...........    40.65             0.0779          3.1621            31.4              82,206
September 30, 1998...........    34.78             0.0810          5.2282            28.6              80,845
September 30, 1999...........    31.83             0.1337          4.0049            29.0              82,864
September 30, 2000...........    36.58             0.0100          0.4701            35.1              96,527
September 30, 2001...........    17.54               ---          13.1200            23.4              76,361
March 31, 2002...............    19.63               ---           0.5766(a)         26.1              87,951
  *Date of Initial Public Offering.                             (a) Paid December 21, 2001 to shareholders of
 **Based on latest 12 months accomplished earnings.                 record December 20, 2001.
***Assuming reinvestment of all distributions.

  Range in quarter end price/earnings ratios
        High                            Low
------------------------      ------------------------
September 30, 2000  35.1      September 30, 1985  11.7

Statement of Assets and Liabilities
March 31, 2002 (unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ASSETS
     Investments in securities at market value (cost $403,983,044)(Note 1 (a))..................   $541,103,241
                                                                                                 --------------
     Receivables
          Investment securities sold ...........................................................     11,081,314
          Dividend and interest ................................................................        303,637
                                                                                                 --------------
               Total receivables ...............................................................     11,384,951
                                                                                                 --------------
               Total assets ....................................................................    552,488,192
                                                                                                 --------------
LIABILITIES
     Payables
          Investment securities purchased ......................................................      3,871,881
          Management fee (Note 2) ..............................................................        246,633
          Other payables and accrued expenses ..................................................        104,660
                                                                                                 --------------
                     Total liabilities .........................................................      4,223,174
                                                                                                 --------------
                     Total net assets ..........................................................   $548,265,018
                                                                                                 --------------
                                                                                                 --------------
NET ASSETS CONSIST OF:
     Paid in capital ...........................................................................   $419,227,683
     Net unrealized appreciation on investments (Note 3) .......................................    137,120,197
     Accumulated net realized loss on investments ..............................................     (7,566,046)
     Accumulated net investment loss ...........................................................       (516,816)
                                                                                                 --------------
                                                                                                   $548,265,018
                                                                                                 --------------
                                                                                                 --------------
NET ASSET VALUE PER SHARE ($.01 par value, 200,000,000 shares authorized), offering price and redemption price  ($548,265,018 / 27,923,942 shares
     outstanding) ..............................................................................         $19.63
                                                                                                         ------
                                                                                                         ------

The accompanying notes to financial statements are an integral part of this financial statement.

Statement of Operations
For the six months ended March 31, 2002 (unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividends.................................................    $  1,019,813
    Interest..................................................         239,431
                                                                  ------------
          Total investment income ............................       1,259,244
                                                                  ------------
EXPENSES
    Management fee (Note 2) ..................................       1,458,920
    Transfer agent fees ......................................         191,510
    Registration fees.........................................          30,896
    Postage and mailing.......................................          20,612
    Legal fees................................................          16,996
    Printing .................................................          14,872
    Custodian fees............................................          13,277
    Audit and tax consulting fees.............................          10,550
    Insurance.................................................           6,886
    Directors' fees...........................................           5,000
    Telephone ................................................           2,191
    Other operating expenses..................................           4,350
                                                                  ------------
          Total expenses......................................       1,776,060
                                                                  ------------
          Net investment loss.................................        (516,816)
                                                                  ------------

NET REALIZED LOSS ON INVESTMENTS .............................      (6,349,225)
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS .......      83,647,517
                                                                  ------------
          Net realized and unrealized gain on investments ....      77,298,292
                                                                  ------------
          Net increase in net assets resulting from operations     $76,781,476
                                                                  ------------
                                                                  ------------

The accompanying notes to financial statements are an integral part of this financial statement.

Statements of Changes in Net Assets
For the six months ended March 31, 2002 (unaudited) and the year ended September 30, 2001
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                                         Six Months
                                                                       Ended 03/31/2002           2001
                                                                       ---------------        ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment loss............................................... $     (516,816)        $   (168,776)
    Net realized gain (loss) on investments...........................     (6,349,225)          30,805,459
    Net increase (decrease) in unrealized appreciation
     on investments......................................................  83,647,517         (175,008,793)
                                                                       --------------         ------------
             Net increase (decrease) in net assets
               resulting from operations..............................     76,781,476         (144,372,110)
                                                                       --------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS
    Distribution from net realized gain on investments ...............    (16,337,482)        (268,085,020)
                                                                       --------------         ------------
            Total distributions.......................................    (16,337,482)        (268,085,020)
                                                                       --------------         ------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued (1,826,663 and 2,189,276
      shares, respectively) ..........................................     35,120,111           59,973,697
    Reinvestment of distributions
      782,230 and 12,234,527 shares, respectively) ...................     15,472,516          247,015,109
    Cost of shares redeemed (3,882,435 and 6,422,661 shares,
      respectively) ..................................................    (74,786,346)        (157,872,809)
                                                                       --------------         ------------
             Net increase (decrease) in net assets derived
               from capital share transactions .......................    (24,193,719)         149,115,997
                                                                       --------------         ------------
             Total increase (decrease) in net assets .................     36,250,275         (263,341,133)
                                                                       --------------         ------------
NET ASSETS
   Beginning of period ...............................................    512,014,743          775,355,876
                                                                       --------------         ------------
   End of period (including accumulated net investment
    loss of $(516,816) at 03/31/2002) ................................   $548,265,018         $512,014,743
                                                                       --------------        -------------
                                                                       --------------        -------------

The accompanying notes to financial statements are an integral part of these financial statments.

Notes to Financial Statements
March 31, 2002 (unaudited)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas II, Inc. (the "Fund") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended.  The primary objective of the Fund is long-term growth.  The following is a summary of the significant accounting policies of the Fund.
    (a)  Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price. Most debt securities, excluding short-term investments, are valued at current evaluated bid price.  Variable rate demand notes are valued at cost which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost which approximates market value.
         Investment transactions are generally recorded no later than the first business day after the trade date.
    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
    (c)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the
         Internal Revenue Code applicable to regulated investment companies.
    (d)  The amount of dividends and distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain on investments and accumulated undistributed net investment income.  Accordingly, at March 31, 2002 no
         reclassifications were recorded.

    (e)  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Non-cash dividends, if any, are recorded at fair market value on date of distribution.
    (f)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from estimates.
    (g)  The Fund has adopted the provisions of the revised AICPA Audit and
         Accounting Guide for Investment Companies effective for fiscal years beginning after December 15, 2000.  There was no material impact on the operations of the Fund from adoption.
(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the investment adviser based on .75 of 1% on an annual basis of the average net asset value up to and including $50 million, .60 of 1% on an annual basis of the average net asset value over $50 million up to and including $100 million and .50 of 1% on an annual basis of the average net asset value in excess of $100 million.  Also, the investment adviser may be reimbursed for clerical and administrative services rendered by its personnel.  No reimbursements were made in 2002.  This advisory agreement is subject to an annual review by the Directors of the Fund.
(3) Tax Basis Components of Net Assets --
    Aggregate gross unrealized appreciation (depreciation) as of March 31,
    2002, based on investment cost for federal tax purposes of $404,528,960 is as follows:
       Aggregate gross unrealized appreciation on investments.. $172,081,075
       Aggregate gross unrealized depreciation on investments..  (35,205,950)
                                                                ------------
       Net unrealized appreciation ............................ $136,574,281
                                                                ------------
        The difference between book basis and tax basis net realized gains
       (losses) and unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales of $545,916 and post-October transactions.  For the period ended March 31, 2002, the Fund realized post-October losses of $5,066,708, which for tax purposes will be deferred and recognized in the following year.  There is no difference between paid in capital book basis and tax basis.
(4) Investment Transactions --
    For the period ended March 31, 2002, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $112,451,186 and $174,353,684, respectively.

Nicholas II, Inc. Privacy Policy
----------------------------------------------------------------------------
    Nicholas II, Inc. respects each shareholders' right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.
    We collect the following non-public personal information about you:
    * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.
    * Information about your transactions with us and account history with
us.  This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.
    * Other general information that we may obtain about you such as demographic information.
             WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                   ABOUT CURRENT OR FORMER SHAREHOLDERS.
                 INFORMATION SHARED WITH OUR TRANSFER AGENT,
                  A THIRD PARTY COMPANY, ALSO IS NOT SOLD.
    We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.
    We may share non-public personal information about you:
    * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.
    * With a party representing you, with your consent, such as your broker or lawyer.
    * When required by law, such as in response to a subpoena or other legal process.
    The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the Adviser determines need the information in order to perform their job duties.  To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.
    In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

                   Directors and Officers
                   ALBERT O. NICHOLAS, President and Director
                   ROBERT H. BOCK, Director
                   MELVIN L. SCHULTZ, Director
                   DAVID L. JOHNSON, Executive Vice President
                   THOMAS J. SAEGER, Executive Vice President and Secretary
                   DAVID O. NICHOLAS, Senior Vice President
                   LYNN S. NICHOLAS, Senior Vice President
                   JEFFREY T. MAY, Senior Vice President and Treasurer
                   MARK J. GIESE, Vice President
                   CANDACE L. LESAK, Vice President
                   KATHLEEN A. EVANS, Assistant Vice President
                         Investment Adviser
                        NICHOLAS COMPANY, INC.
                        Milwaukee, Wisconsin
                    414-272-6133 or 800-227-5987
                           Transfer Agent
                   U.S. BANCORP FUND SERVICES, LLC
                        Milwaukee, Wisconsin
                    414-276-0535 or 800-544-6547
                               Custodian
                            U.S. BANK N.A.
                           Cincinnati, Ohio
                               Counsel
                      MICHAEL, BEST & FRIEDRICH LLP
                          Milwaukee, Wisconsin
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        This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                               SEMIANNUAL REPORT
                           ===========================
                                NICHOLAS II, INC.

                             700 North Water Street
                           Milwaukee, Wisconsin 53202
                             www.nicholasfunds.com
     March 31, 2002